Annual Total Returns - Fidelity® Growth Strategies Fund [BarChart] - 11.30 Fidelity Growth Strategies Fund - Retail PRO-06 - Fidelity® Growth Strategies Fund - Fidelity Growth Strategies Fund-Retail Class
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(8.95%)
Annual Return 2012	11.78%
Annual Return 2013	37.87%
Annual Return 2014	13.69%
Annual Return 2015	3.17%
Annual Return 2016	2.72%
Annual Return 2017	21.50%
Annual Return 2018	(6.96%)
Annual Return 2019	36.59%
Annual Return 2020	29.41%